Deferred and Contingent Consideration on Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred and Contingent Consideration on Acquisitions [Abstract]
Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements

The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements are detailed as follows:

	June 30, 2024	December 31, 2023
Current deferred and contingent consideration:
Effecti	113,699	106,096
Leadlovers	51,354	44,021
Ipe	37,385	34,770
Datahub	24,716	23,088
Onclick	22,229	19,102
Total current deferred and contingent consideration	249,383	227,077

Non-current deferred and contingent consideration:
Smart NX	5,000	5,000
Total non-current deferred and contingent consideration	5,000	5,000

The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements as of December 31, 2023, and 2022 are detailed as follows:

	Year ended December 31,
	2023	2022
Current deferred and contingent consideration:
Effecti	106,096	90,456
Leadlovers	44,021	46,937
Ipe	34,770	19,690
Datahub	23,088	20,377
Mercos	-	-
Onclick	19,102	17,512
Smart NX	-	-
Total current deferred and contingent consideration	227,077	194,972

Non-current deferred and contingent consideration:
Leadlovers	-	17,229
Ipe	-	11,612
Datahub	-	6,662
Onclick	-	4,481
Smart NX	5,000	-
Total non-current deferred and contingent consideration	5,000	39,984

Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements	The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.
Balance at January 1, 2023	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance at December 31, 2023	232,077
Payments	(7,315)
Interest	29,621
Balance at June 30, 2024	254,383
The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.
Balance on January 1, 2021	78,214
Initial recognition of deferred and contingent consideration relating to acquisitions	175,561
Initial recognition of deferred and fixed consideration relating to acquisitions	15,665
Payments	(10,500)
Contingent consideration adjustment	32,365
Balance on December 31, 2021	291,305
Payments	(9,898)
Contingent consideration adjustment	16,294
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)	(62,745)
Balance on December 31, 2022	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance on December 31, 2023	232,077